CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in accumulated other comprehensive income (loss), pretax
Balance at the beginning of the period, pretax	$ (25,807)		$ (24,855)		$ (27,834)
Change in net unrealized gains (losses) on investment securities, pretax	1,001		3,855		3,119
Foreign currency translation adjustment, pretax	12		(4,133)		81
Cash flow hedges, pretax	838		(262)		857
Pension liability adjustment, pretax	(1,378)		(412)		(1,078)
Change, pretax	473		(952)		2,979
Balance at the end of the period, pretax	(25,334)		(25,807)		(24,855)
Change in accumulated other comprehensive income (loss), tax effect
Balance at the beginning of the period, tax effect	8,019		8,578		8,897
Change in net unrealized gains (losses) on investment securities, tax effect	(369)		(1,495)		(1,167)
Foreign currency translation adjustment, tax effect	709		609		739
Cash flow hedges, tax effect	(311)		92		(325)
Pension liability adjustment, tax effect	390		235		434
Change, tax effect	419		(559)		(319)
Balance at the end of the period, tax effect	8,438		8,019		8,578
Change in accumulated other comprehensive income (loss), after-tax
Balance at the beginning of the period, after-tax	(17,788)		(16,277)		(18,937)
Change in net unrealized gains (losses) on investment securities, after-tax	632		2,360		1,952
Foreign currency translation adjustment, after-tax	721		(3,524)		820
Cash flow hedges, after-tax	527		(170)		532
Pension liability adjustment, after-tax	(988)	[1]	(177)	[1]	(644)	[1]
Change, after-tax	892		(1,511)		2,660
Balance at the end of the period, after-tax	$ (16,896)		$ (17,788)		$ (16,277)

[1]	Primarily reflects adjustments based on the year-end actuarial valuations of the Company's pension and postretirement plans and amortization of amounts previously recognized in Other comprehensive income.